Subsequent Events (Details) $ in Thousands	Apr. 04, 2022 USD ($) shares	Mar. 14, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 03, 2021 USD ($)
Subsequent Event [Line Items]
Minimum liquidity covenant				$ 30,000
Senior Facility | Loans Payable
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 150,000	$ 150,000
Subordinated Facility | Loans Payable
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 50,000	$ 50,000
Hollandia Produce Group, Inc. (Pete's)
Subsequent Event [Line Items]
Aggregate consideration		$ 122,500
Payments to acquire businesses		92,500
Consideration transferred, equity interests issued and issuable		$ 30,000
Number of shares issued (in shares) | shares		5,654,000
Hollandia Produce Group, Inc. (Pete's) | Loans Payable
Subsequent Event [Line Items]
Minimum liquidity covenant	$ 20,000		$ 30,000
Subsequent Event
Subsequent Event [Line Items]
Credit facility, amended aggregate commitment amount		$ 170,000
Minimum liquidity covenant				$ 20,000
Debt amendment fee		$ 2,000
Subsequent Event | S T O R E Master Funding X V I I I L L C [Member]
Subsequent Event [Line Items]
Asset Acquisition, Consideration Transferred	$ 25,800
Subsequent Event | Senior Facility | Loans Payable
Subsequent Event [Line Items]
Debt, increase of applicable margin		2.00%
Subsequent Event | Subordinated Facility | Loans Payable
Subsequent Event [Line Items]
Debt Instrument Increase Of Interest Rate	2
Subsequent Event | Hollandia Produce Group, Inc. (Pete's)
Subsequent Event [Line Items]
Aggregate consideration		$ 122,500
Payments to acquire businesses		92,500
Consideration transferred, equity interests issued and issuable	$ 50,900	30,000
Aggregate purchase price		$ 25,800
Number of shares issued (in shares) | shares		1,932,931
Subsequent Event | Hollandia Produce Group, Inc. (Pete's) | Amended Facilities [Member] | Loans Payable
Subsequent Event [Line Items]
Debt amendment fee	$ 2,000
Number of shares issued (in shares) | shares	1,932,931
Debt Instrument, Face Amount	$ 170,000